MARGIN ACCOUNTS	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Margin Deposit Disclosure [Text Block]
NOTE 6 - MARGIN ACCOUNTS

During December 31, 2013 and 2012, the Company was party to forward freight agreements and fuel swap contracts to mitigate the risk associated with volatile freight rates and fuel prices. See Note 7 for a complete discussion of these and other derivatives. Under the terms of the forward freight agreements and fuel swap contracts, the Company was required to put approximately $1,062,000 and $510,000, respectively, on deposit as a margin account at December 31, 2013 and 2012, respectively, due to the decline in the market values of the items being hedged. At December 31, 2013, the deposit on freight forward agreements was approximately $962,000 and the deposit on fuel swap contracts was $100,000. At December 31, 2012, approximately $507,000 pertains to forward freight agreements and $3,000 pertains to fuel swap contracts. This margin account is required to remain on deposit as collateral until such time as the market values of the items being hedged return to a preset limit. The margin accounts are included in advance hire, prepaid expenses, and other current assets in the consolidated balance sheets at December 31, 2013 and 2012.